Segment Reporting	12 Months Ended
Mar. 04, 2017
Segment Reporting
Segment Reporting

20. Segment Reporting

Prior to June 24, 2015, the Company’s operations were within one reportable segment. As a result of the completion of the Acquisition, the Company has realigned its internal management reporting to reflect two reportable segments, its retail drug stores (“Retail Pharmacy”), and its pharmacy services (“Pharmacy Services”) segments.

The Retail Pharmacy segment’s primary business is the sale of prescription drugs and related consultation to its customers. Additionally, the Retail Pharmacy segment sells a full selection of health and beauty aids and personal care products, seasonal merchandise and a large private brand product line. The Pharmacy Services segment offers a full range of pharmacy benefit management services including plan design and administration, on both a transparent pass-through model and traditional model, formulary management and claims processing. Additionally, the Pharmacy Services segment offers specialty and mail order services, infertility treatment, and drug benefits to eligible beneficiaries under the federal government’s Medicare Part D program.

The Parent Company’s chief operating decision makers are its Parent Company Chief Executive Officer, Parent Company President and CEO—Retail Pharmacy, CEO—Pharmacy Services, Chief Financial Officer and its Senior Executive Vice Presidents (collectively the “CODM”). The CODM has ultimate responsibility for enterprise decisions. The CODM determines, in particular, resource allocation for, and monitors performance of, the consolidated enterprise, the Retail Pharmacy segment and the Pharmacy Services segment. The Retail Pharmacy and Pharmacy Services segment managers have responsibility for operating decisions, allocating resources and assessing performance within their respective segments. The CODM relies on internal management reporting that analyzes enterprise results on certain key performance indicators, namely, revenues, gross profit, and Adjusted EBITDA.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements for the fiscal years ended March 4, 2017, February 27, 2016 and February 28, 2015:

	Retail Pharmacy	Pharmacy Services	Intersegment Eliminations(1)	Consolidated
March 4, 2017:
Revenues	$16,766,620	$6,393,884	$(232,964)	$22,927,540
Gross Profit	4,671,975	392,732	—	5,064,707
Adjusted EBITDA(2)	551,816	188,235	—	740,051
February 27, 2016:
Revenues	$16,820,388	$4,103,513	$(153,664)	$20,770,237
Gross Profit	4,761,153	230,826	—	4,991,979
Adjusted EBITDA(2)	747,910	101,357	—	849,267
February 28, 2015:
Revenues	$16,558,195	$—	$—	$16,558,195
Gross Profit	4,719,410	—	—	4,719,410
Adjusted EBITDA(2)	748,535	—	—	748,535

(1)

Intersegment eliminations include intersegment revenues and corresponding cost of revenues that occur when Pharmacy Services segment customers use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Retail Pharmacy and Pharmacy Services segments record the revenue on a stand-alone basis. In accordance with ASC 205-20, the Company reduced its intersegment eliminations to reflect the ongoing cash flows which are expected to continue between the Company and the Disposal Group of $132,516 and $79,123 for the fiscal years ended March 4, 2017 and February 27, 2016. Please see Note 3 for additional information.

(2)	See “Adjusted EBITDA, Adjusted Net Income, Adjusted Net Income per Diluted Share and Other Non-GAAP Measures” in MD&A for additional details.

The following is a reconciliation of net income to Adjusted EBITDA for fiscal 2017, 2016 and 2015:

	March 4, 2017 (53 weeks)	February 27, 2016 (52 weeks)	February 28, 2015 (52 weeks)
Net income from continuing operations	$4,080	$102,088	$2,011,846
Interest expense	200,065	186,132	116,997
Income tax expense (benefit)	44,438	49,512	(1,739,513)
Depreciation and amortization expense	407,366	361,134	277,241
LIFO (credit) charge	(3,721)	7,892	(10,023)
Lease termination and impairment charges	45,778	40,477	37,204
Loss on debt retirements, net	—	33,205	18,512
Other	42,045	68,827	36,271

Adjusted EBITDA from continuing operations	$740,051	$849,267	$748,535

The following is balance sheet information for the Company’s reportable segments:

	Retail Pharmacy	Pharmacy Services	Eliminations(2)	Consolidated
March 4, 2017:
Total Assets	$8,664,216	$3,087,143	$(157,607)	$11,593,752
Goodwill	43,492	1,639,355	—	1,682,847
Additions to property and equipment and intangible assets	281,072	12,725	—	293,797
February 27, 2016:
Total Assets	$8,468,186	$2,948,548	$(139,724)	$11,277,010
Goodwill	43,492	1,637,351	—	1,680,843
Additions to property and equipment and intangible assets	478,797	2,276	—	481,073

(2)As of March 4, 2017 and February 27, 2016, intersegment eliminations include netting of the Pharmacy Services segment long-term deferred tax liability of $140,865 and $116,027, respectively, against the Retail Pharmacy segment long-term deferred tax asset for consolidation purposes in accordance with ASC 740, and intersegment accounts receivable of $16,742 and $23,697, respectively, that represents amounts owed from the Pharmacy Services segment to the Retail Pharmacy segment that are created when Pharmacy Services segment customers use Retail Pharmacy segment stores to purchase covered products.